Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	VALUE LINE FUNDS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001607673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2017
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Value Line Defensive Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Defensive Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital preservation while producing positive returns with low volatility regardless of broad equity and debt market directions.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2016, the portfolio turnover rate for the Fund was 268% of the average value of its portfolio. The high portfolio turnover rate for the fiscal year ended September 30, 2016, was primarily due to investor activity.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	268.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser seeks to achieve the Fund’s investment objective by investing the Fund’s assets in multiple exchange-traded funds (“ETFs”) and open-end mutual funds (collectively, the “underlying funds”) that pursue a number of traditional and non-traditional or “alternative” investment strategies. As such, the Fund is a “fund of funds.”

The underlying funds in which the Fund invests pursue their own principal investment strategies, which include:

■   Long Strategies: Involve the purchase of securities to seek to profit from an increase in their value.

■   Short Strategies: Involve the short sale of securities to seek to profit from a decrease in their value.

■   Long-Short Equity Strategies: Involve the purchase and/or short sale of equity and equity-linked instruments in global markets.

■   Relative Value Strategies: Include convertible bond arbitrage and volatility arbitrage.

•    Convertible Arbitrage: Includes a variety of strategies involving investments in convertible securities that are perceived to be undervalued from a fundamental or volatility perspective.

•    Volatility Arbitrage: Trades volatility as an asset class. Exposures may be long, short, or neutral to the direction of implied volatility. Volatility arbitrage strategies may be either directional or relative value in nature.

■   Structured Credit: Consists of positions in residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, and corporate credit-related structured credit instruments such as collateralized debt obligations.

■   Corporate Credit: Includes corporate credit-related structured credit instruments such as collateralized debt obligation.

■   Event Driven Strategies: Include investing in spin-offs, stub-trades, post-restructuring equities, post-bankruptcy equities, risk (merger) arbitrage, litigation equity trades and recapitalizations.

■   Global Macro Strategies: Include a variety of strategies involving investments based on analysis, expectations, and forecasts of macroeconomic trends; government and central bank policies; various macroeconomic and/or geopolitical events; and overall themes impacting regions, countries, sectors, or specific companies and the resulting impact on global capital markets.

■   Multi-Strategy: Consists of a combination of two or more of the other strategies described in this section. This strategy involves allocating capital among such strategies as the perceived opportunity-set dictates.

The underlying funds also have the ability to pursue their own sector exposures and may invest in a broad range of securities, commodities and other financial instruments, which include: domestic and foreign equity securities of all types of issuers (including common and preferred stocks issued by companies of any size market capitalization, including small- and medium-sized companies); domestic and foreign debt securities of all types of issuers (including corporate and government debt securities) and all maturities and ratings (including high-yield debt securities, which are also known as “junk bonds”); mortgage-related and other asset-backed securities; foreign currencies; commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index; other investment companies; or any combination thereof. The foreign securities in which the underlying funds invest may be those of emerging markets. The underlying funds may also invest in derivatives such as options, futures, swaps, and credit default swaps to gain exposure to certain securities. The Adviser itself does not use leverage or cause the Fund to invest in derivatives, but the Fund’s investment in underlying funds that use leverage or derivatives may create indirect exposure for the Fund. Small-sized companies are typically those with market capitalizations of less than $2 billion and medium-sized companies are those with market capitalizations of less than $16 billion but larger than $2 billion; however, each underlying fund may use different capitalization thresholds.

The Fund’s multiple strategies and sectors approach seeks to provide greater overall returns with similar volatility when compared to the HFRX Global Hedge Fund Index (“HFRX”). HFRX is an index designed to reflect the overall composition of the hedge fund universe and is comprised of all eligible hedge fund strategies, including but not limited to distressed securities, convertible arbitrage, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The Fund, however, is not a hedge fund.

The Adviser employs a rigorous process in an attempt to construct a portfolio of underlying funds that will preserve capital and generate positive returns and low volatility in all market environments. The Adviser begins the portfolio construction process by screening the universe of underlying funds using qualitative inputs (such as fund strategy, assets under management, fund expenses, and manager tenure) and quantitative inputs based on historical returns, standard deviation and variance of returns, value added by the underlying fund managers and the underlying fund’s sensitivity to broad market movements. Second, managers of underlying funds that make it past the initial screen are subject to a series of due diligence interviews and document reviews by the Adviser. Last, the actual selection and weight of each underlying fund is determined by how each underlying fund is perceived by the Adviser to contribute to expected portfolio returns, in addition to the Adviser’s forward looking outlook for each sector and strategy. No single underlying fund will have a position size greater than 20% of the Fund’s net assets based on cost at the time of investment.

Underlying funds can be sold for a number of reasons and are reviewed by the Adviser on a case-by-case basis. The primary reasons for selling an underlying fund are: underperformance of the underlying fund versus peers or the Adviser’s expectations, identification of a more attractive underlying fund, identification of a lower cost underlying fund, an increase in volatility of the underlying fund’s returns, an unwanted change or drift in an underlying fund’s strategy, or a change in the underlying fund’s management.

Because the Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual underlying expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To the extent the Fund invests in underlying funds that concentrate their investments in a particular industry or sector, shares of the Fund may be more volatile and fluctuate more than shares of a fund investing in a broader range of industries or sectors. An underlying fund may be overweighted or underweighted in one or more industries or sectors and, although the Adviser selects underlying funds on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors, certain industries or sectors will represent a larger portion of the overall portfolio than others. Overweighting or underweighting in a given industry or sector may cause performance to be more or less sensitive, respectively, to developments affecting that industry or sector.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. The Fund will also be subject to the risks associated with its own investment strategies and the principal investment strategies of the underlying funds in which the Fund invests. There is no assurance that the Fund will achieve its investment objectives. Before you invest in the Fund you should carefully evaluate the risks.

■   Fund of Funds Risk. When the Fund invests in an underlying fund, it will bear additional expenses based on its pro rata share of the underlying fund’s operating expenses, including the potential duplication of management fees. You may invest in underlying funds directly. By investing in underlying funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of those underlying funds held by the Fund, but also expenses of the Fund. The risk of owning an underlying fund generally reflects the risks associated with the types of securities in which the underlying fund invests and the investment techniques that it employs. Market fluctuations will change the weightings of the underlying funds in the Fund’s portfolio from their target weightings. Underlying funds may periodically change their investment objectives, policies or practices, and there can be no assurance that the underlying funds will achieve their respective investment objectives. Additionally, there is risk that an underlying fund will not closely follow its investment strategy or track its benchmark index, or that the cost or volatility of the Fund’s investment in an underlying fund will be greater than if investing directly in the portfolio securities of the underlying fund.

■   ETF Risk. Because shares of ETFs are typically bought and sold on a national securities exchange, the Fund incurs brokerage costs when it purchases and sells shares of an ETF. These costs are in addition to the other expenses borne by the Fund when investing in underlying funds.

■   Asset Allocation Risk. The Fund’s selection and weightings of underlying funds with various asset classes and investments may not produce the desired results or may perform poorly relative to other potential allocations of the Fund’s portfolio among underlying funds and asset classes. Because the Fund’s weightings among underlying funds investing in different asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of asset classes and investments held by the underlying funds.

■   Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might be unsuccessful in achieving the desired results. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are invested in other investments.

■   High Yield Securities Risk. Fixed income securities in an underlying fund that are rated below investment grade (i.e., “high yield” or “junk bonds”) are subject to additional risk factors such as increased possibility of default and changes in value based on public perception of the issuer. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. The market prices of these debt securities usually fluctuate more than that of investment grade debt securities and may decline more significantly in periods of general economic difficulty. Additionally, many high yield securities are not registered for sale under the Securities Act of 1933 and/or do not trade frequently, which may result in greater liquidity and valuation risk.

■   Foreign and Emerging Market Securities Risk. To the extent the Fund invests in underlying funds that invest in the securities of foreign issuers, including emerging market issuers, the Fund is exposed to certain risks that can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. Additionally, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The risks of investing in foreign markets attach when investing directly or indirectly (such as by purchasing American Depository Receipts or “ADRs”), and are greater in emerging markets.

■   Currency Risk. Changes in foreign currency exchange rates will affect the value of what an underlying fund owns and the underlying fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

■   Leverage/Volatility Risk. When an underlying fund uses leverage, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities or other investments. Many derivatives contracts, which are typically established with a smaller amount of cash relative to the amount of investment exposure achieved, have a leverage component and therefore, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Other investment techniques and instruments used by the underlying funds, including short selling, may also create leverage with similar risks to the Fund. Certain leveraged instruments have the potential for unlimited loss, regardless of the size of the initial investment, and may be highly volatile. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility, and investors may suffer a significant loss on their investment in the Fund as a result of the use of leverage by underlying funds.

■   Liquidity and Valuation Risk. Certain securities in which an underlying fund invests may be difficult or impossible to sell at an attractive time and price, resulting in liquidity risk to the underlying fund and the Fund. Other securities pose valuation risk, referring to the possibility that an underlying fund has valued such securities at a price higher than it can sell them.

■   Equity Market Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value over short or extended periods of time. Such fluctuations are based on changes in a company’s financial condition and overall market and economic conditions. Preferred stocks, which are hybrid securities that have characteristics of both bonds and common stocks, are also subject to the risks associated with fixed income securities, including the risk that interest rates will rise resulting in a decrease in their value. Stocks in an underlying fund’s portfolio may not increase their earnings at the rate anticipated, or may underperform relative to stocks selected according to other styles of equity investing, such as growth or value.

■   Short Sales Risk. Short sales may be considered a speculative technique and involve specific risk considerations including the potential loss of more money than the actual cost of the investment. Under adverse market conditions, an underlying fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

■   Commodities Risk. Investments by an underlying fund in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements as well as additional factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

■   Derivatives Risk. An underlying fund’s use of derivatives (which may include options, futures, swaps, and credit default swaps) may reduce the underlying fund’s returns and/or increase volatility. The success of an underlying fund’s investment in derivatives is dependent on its adviser’s ability to correctly forecast movements in the value of the reference asset, rate or index underlying the derivative. It also depends on adequate correlation between that movement and the change in value of the derivatives contract to the underlying fund. To the extent the underlying fund is investing in derivatives as a hedge, success further depends on adequate correlation between the change in value of the derivative and the change in the value of the portfolio position being hedged. Additionally, derivatives are also subject to liquidity risk, interest rate risk, market risk, credit risk, and management risk.

■   Small- and Medium-Sized Company Risk. The Fund invests in underlying funds that invest in small- and medium-sized companies which often have less predictable earnings; shorter history of operations; more limited product lines, markets, distribution channels, or financial resources; and less experienced or smaller management teams which may be dependent upon one or a few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. The securities of small- and medium-sized companies are also generally less liquid, followed less actively by analysts, have less readily available information, and often trade less frequently, in lower volumes and on small or over-the-counter markets, resulting in greater liquidity risk, price fluctuations and susceptibility to selling pressure.

■   Credit and Default Risk. The Fund could lose money if the issuer or guarantor of a fixed income security owned by an underlying fund, or a counterparty to a transaction or a derivatives contract, defaults on its financial obligations or experiences a decline in credit quality. This risk is greater for securities that are rated below investment grade (commonly called “junk” bonds).

■   Interest Rate and Maturity Risk. The risk that fixed income securities will decline in value because of changes in interest rates. The magnitude of this decline may be greater for longer-term fixed income securities than shorter-term fixed income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases could be swift and significant.

■   Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility and greater declines in value. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns of the underlying fund because the underlying fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

■   Concentration and Sector Risk. To the extent the Fund invests in underlying funds that concentrate their investments in a particular industry or sector, shares of the Fund may be more volatile and fluctuate more than shares of a fund investing in a broader range of industries or sectors. An underlying fund may be overweighted or underweighted in one or more industries or sectors and, although the Adviser selects underlying funds on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors, certain industries or sectors will represent a larger portion of the overall portfolio than others. Overweighting or underweighting in a given industry or sector may cause performance to be more or less sensitive, respectively, to developments affecting that industry or sector.

■   Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. Additionally, a higher portfolio turnover rate may result in higher brokerage commissions and other expenses (relative to more passive “buy and hold” investment strategies), which may negatively affect the underlying fund’s and the Fund’s performance.

■   Cyber Security Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 17.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The Institutional Class shares of the Fund have adopted the performance history and financial statements of the Fund’s predecessor. The bar chart below shows how returns for the Fund’s Institutional Class shares have varied over the past five calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one year, five years and the life of the Fund. These returns are compared to the performance of the HFRX Global Hedge Fund Index, the HFRI Fund of Fund’s Composite Index and the Barclays Capital U.S. Aggregate Bond Index, as the Fund’s broad-based securities index. The HFRX Index will replace the HFRI Index as the Adviser believes it to be a better comparative index for the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The Institutional Class shares of the Fund have adopted the performance history and financial statements of the Fund’s predecessor. The bar chart below shows how returns for the Fund’s Institutional Class shares have varied over the past five calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one year, five years and the life of the Fund.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return               3.23%       3rd quarter 2012
Lowest Calendar Quarter Return               -3.80%      2nd quarter 2011

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Institutional Class shares; after-tax returns for Investor Class shares may vary.
Value Line Defensive Strategies Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLDSX
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.51%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.37%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	3.14%
1 year	rr_ExpenseExampleYear01	$ 317
3 years	rr_ExpenseExampleYear03	1,809
5 years	rr_ExpenseExampleYear05	3,227
10 years	rr_ExpenseExampleYear10	$ 6,471
Value Line Defensive Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLDIX
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.30%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.89%
1 year	rr_ExpenseExampleYear01	$ 292
3 years	rr_ExpenseExampleYear03	977
5 years	rr_ExpenseExampleYear05	1,686
10 years	rr_ExpenseExampleYear10	$ 3,567
2012	rr_AnnualReturn2012	6.07%
2013	rr_AnnualReturn2013	(0.80%)
2014	rr_AnnualReturn2014	1.66%
2015	rr_AnnualReturn2015	5.00%
Annual Return 2016	rr_AnnualReturn2016	(0.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.80%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	0.10%	[4]
5 years	rr_AverageAnnualReturnYear05	0.34%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2011	[4]
Value Line Defensive Strategies Fund | Return after taxes on distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(0.32%)	[4]
5 years	rr_AverageAnnualReturnYear05	(0.51%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2011	[4]
Value Line Defensive Strategies Fund | After Taxes on Distributions and Sales | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	0.06%	[4]
5 years	rr_AverageAnnualReturnYear05	(0.04%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2011	[4]
Value Line Defensive Strategies Fund | HFRX Global Hedge Fund Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception
Value Line Defensive Strategies Fund | HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.50%
5 years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2011
Value Line Defensive Strategies Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.65%
5 years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2011

[1]	"Management Fees" consist of the Fund's investment management fee to EULAV Asset Management (the "Manager"), which is paid at the rate of 0.20% of the Fund's average daily net assets, and the Fund's investment advisory fee to Alpha Capital Funds Management, LLC (the "Adviser"), which is paid at the annual rate of 0.45% of the Fund's average daily net assets.
[2]	"Acquired Fund Fees and Expenses" are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or "acquired" funds. "Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets to be disclosed in the Fund's annual and semi-annual reports to shareholders (or in the Financial Highlights table of this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect cost of investing in acquired funds.
[3]	The Adviser, the Manager and EULAV Securities LLC, the Fund's principal underwriter (the "Distributor"), have agreed to waive a portion of their management, advisory and, in the case of the Investor Class, Rule 12b-1 fees, and the Manager has further agreed to reimburse certain expenses of the Fund, to the extent necessary to limit the total annual operating expenses of each class (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund's business) to a specified percentage of such class's average daily net assets (the "Expense Limitation"). Pursuant to the Expense Limitation, the total annual operating expenses (subject to the specified exclusions) will be limited to the annualized rate of 1.45% and 1.20% of the average daily net assets attributable to Investor Class shares and Institutional Class shares, respectively. The Adviser, the Manager and the Distributor may subsequently recover the reimbursed expenses and/or waived fees from a particular class (within three years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that such class's expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2018 only with the agreement of the Board of Trustees of the Value Line Funds Investment Trust (the "Trust").
[4]	After-tax returns are shown for only Institutional Class shares; after-tax returns for Investor Class shares may vary.